SCUDDER
                                                                     INVESTMENTS



Sector Specific Funds III

Scudder RREEF Real Estate Securities Fund

Supplement to the currently effective prospectuses

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The following revises similar disclosure in "The portfolio managers" section of the above fund's prospectuses.

The following people handle the day-to-day management of the fund.


John F. Robertson, CFA                 John W. Vojticek
Partner of RREEF and Lead Manager      Partner of RREEF and Manager of the
of the fund.                           fund.
 o Joined RREEF in 1997, Deutsche       o Joined RREEF, Deutsche Asset
   Asset Management, Inc. in 2002         Management, Inc. and the fund in
   and the fund in 1999.                  September 2004.
 o Over 14 years of investment          o Prior to that, Principal at KG
   industry experience.                   Redding and Associates, March
 o Prior to that, Assistant Vice          2004-September 2004.
   President of Lincoln Investment      o Prior to that, Managing Director of
   Management, responsible for            RREEF from 1996-March 2004,
   REIT research.                         Deutsche Asset Management, Inc.
 o BA, Wabash College; MBA,               from 2002-March 2004 and the fund
   Indiana University.                    from 1999-March 2004.
                                        o Nine years of investment industry
Jerry W. Ehlinger, CFA                    experience.
Managing Director of RREEF and          o BS, University of Southern
Manager of the fund.                      California.
 o Joined RREEF, Deutsche Asset
   Management, Inc. and the fund       Asad Kazim
   in 2004.                            Vice President of RREEF and Manager of
 o Prior to that, Senior Vice          the fund.
   President at Heitman Real            o Joined RREEF and Deutsche Asset
   Estate Investment                      Management, Inc. in 2002 and the
   Management from 2000-2004.             fund in 2005.
 o Prior to that, Senior Research       o Prior to that, Financial Analyst at
   Associate at Morgan Stanley            Clarion CRA Securities from
   Asset Management from 1996-2000.       2000-2002.
 o Over nine years of investment        o Over six years of investment
   industry experience.                   industry experience.
 o BA, University of Wisconsin-         o BS, The College of New Jersey.
   Whitewater; MS, University of
   Wisconsin-Madison.




               Please Retain This Supplement for Future Reference




September 22, 2005